Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Schedule of results of each reportable segment

	Prevention	Diagnostics	Unallocated	Total from continuing operations	Prevention and diagnostics (discontinued) (note 7)	Total
	(Restated)	(Restated)	(Restated)		(Restated)
2023
Revenue	$6,155,140	$15,587,535	$—	$21,742,675	$13,461,964	$35,204,639
Gross profit	3,115,480	7,656,524	(1,942,117)	8,829,887	6,105,445	14,935,332
2022
Revenue	13,163,841	—	—	13,163,841	262,597,457	275,761,298
Gross profit	4,391,992	—	(773,697)	3,618,295	127,936,591	131,554,886
2021
Revenue	12,532,744	—	—	12,532,744	263,320,009	275,852,753
Gross profit	4,392,094	—	(789,497)	3,602,597	102,528,614	106,131,211

Schedule of revenue and non-current assets by regions	Revenue

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Hong Kong	$8,963,411	$13,163,841	$12,532,744
United Kingdom	2,269,534	—	—
Taiwan	9,325,494	—	—
Rest of the world	1,184,236	—	—
	$21,742,675	$13,163,841	$12,532,744
Discontinued operation
Hong Kong	$12,915,851	$197,770,303	$112,393,676
United Kingdom	546,113	64,827,154	150,926,333
	$13,461,964	$262,597,457	$263,320,009
(ii)Non-current assets

	2023	2022
Hong Kong	$147,559,245	$67,151,416
United Kingdom	212,894	1,816,121
Taiwan	2,385,846	—
Rest of the world	953,384	321,456
Total non-current assets	$151,111,369	$69,288,993
Non-current assets exclude financial assets at fair value through profit or loss and deferred tax assets.